Yorktown Growth Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.64%
Communications — 3.69%
Gray Television, Inc. 33,850 $ 626,902
Liberty Media Corp. - Liberty SiriusXM, Class A
(a)
11,700 489,411
SoftBank Corp. - ADR 27,800 321,924
Take-Two Interactive Software, Inc.
(a)
2,400 286,824
Tegna, Inc. 27,600 608,580
2,333,641
Consumer Discretionary — 9.31%
D.R. Horton, Inc. 3,600 250,524
Etsy, Inc.
(a)
2,300 214,337
Evolution AB - ADR 2,400 246,768
Evolution AB 2,600 271,808
Hermes International - ADR 3,800 467,856
LCI Industries 4,800 467,136
Li Ning Co. Ltd. 58,700 467,908
Lithia Motors, Inc., Class A 1,050 297,286
LKQ Corp. 11,350 563,300
Moncler SpA 7,700 408,306
Open House Co. Ltd. 9,100 353,455
Pool Corp. 1,100 445,742
PulteGroup, Inc. 9,100 380,016
Scotts Miracle-Gro Co. (The) 2,150 223,450
Tractor Supply Co. 2,800 564,060
Zhongsheng Group Holdings Ltd. 40,300 268,597
5,890,549
Consumer Staples — 2.57%
Five Below, Inc.
(a)
2,400 377,040
ITOCHU Corp. - ADR 7,900 474,711
Keurig Dr Pepper, Inc. 6,700 250,580
Performance Food Group Co.
(a)
10,650 524,513
1,626,844
Financials — 7.26%
Arthur J. Gallagher & Co. 2,800 471,772
Brown & Brown, Inc. 3,500 216,930
Charles Schwab Corp. (The) 3,100 205,623
Credit Acceptance Corp.
(a)
1,400 717,500
Interactive Brokers Group, Inc., Class A 7,250 431,810
Intercontinental Exchange, Inc. 1,900 220,039
KKR & Co., Inc. 9,700 494,409
LPL Financial Holdings, Inc. 3,400 638,758
Marsh & McLennan Cos., Inc. 1,400 226,380
Raymond James Financial, Inc. 6,450 628,617
Tradeweb Markets, Inc., Class A 4,850 345,271
4,597,109
Health Care — 12.51%
Abiomed, Inc.
(a)
1,550 444,199
Bio-Techne Corp. 1,200 455,628

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Shares Fair Value
Catalent, Inc.
(a)
3,950 $ 357,712
Charles River Laboratories International, Inc.
(a)
1,800 434,718
Chemed Corp. 1,100 540,529
Cooper Cos., Inc. (The) 1,240 447,690
Danaher Corp. 850 213,460
Encompass Health Corp. 4,600 316,618
Genmab A/S - ADR
(a)
10,100 355,318
Globus Medical, Inc., Class A
(a)
6,400 423,808
Hologic, Inc.
(a)
3,100 223,169
ICON PLC
(a)
2,450 554,214
Insulet Corp.
(a)
2,150 513,829
LHC Group, Inc.
(a)
2,100 348,285
Lifco AB, Class B
(a)
22,900 488,176
Lonza Group AG - ADR 8,400 494,256
PerkinElmer, Inc. 3,250 476,483
Repligen Corp.
(a)
2,150 338,066
Sonova Holding AG - ADR 6,780 490,533
7,916,691
Industrials — 16.59%
ASSA ABLOY AB - ADR 27,300 343,161
C.H. Robinson Worldwide, Inc. 2,400 254,760
Cognex Corp. 5,100 344,913
Danaos Corp. 9,000 735,660
Expeditors International of Washington, Inc. 2,600 257,582
Fluidra SA 9,800 269,960
Franklin Electric Co., Inc. 6,000 419,640
Fujitec Co. Ltd. - ADR 22,700 492,860
Generac Holdings, Inc.
(a)
1,500 329,070
Graco, Inc. 4,600 285,292
HEICO Corp. 3,200 451,936
IDEX Corp. 2,200 417,604
Ingersoll Rand, Inc. 9,700 426,412
Investment AB Latour 24,350 652,516
J.B. Hunt Transport Services, Inc. 1,500 256,275
Landstar System, Inc. 2,250 348,525
NIBE Industrier AB 28,800 285,826
Old Dominion Freight Line, Inc. 900 252,108
Prysmian SpA 14,400 474,128
Rollins, Inc. 7,300 244,842
Saia, Inc.
(a)
3,000 617,880
Techtronic Industries Co. Ltd. - ADR 3,500 234,710
Teledyne Technologies, Inc.
(a)
900 388,395
Toro Co. (The) 3,200 256,416
Trimble, Inc.
(a)
8,000 533,600
UniFirst Corp. 1,900 327,370
Wabtec Corp. 2,800 251,748
Xylem, Inc. 4,350 350,175
10,503,364

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Shares Fair Value
Materials — 10.49%
Ball Corp. 4,100 $ 332,756
Berry Plastics Group, Inc.
(a)
7,950 447,982
CCL Industries, Inc., Class B 8,000 348,785
Commercial Metals Co. 16,000 656,000
Crown Holdings, Inc. 4,800 528,192
Givaudan SA - ADR 6,000 476,160
Kingspan Group PLC - ADR 4,650 454,119
Nucor Corp. 1,650 255,387
Nutrien Ltd. 6,300 618,975
Rio Tinto PLC - ADR 3,100 220,472
Sibanye Stillwater Ltd. - ADR 23,000 316,020
Symrise AG - ADR 15,300 453,033
Tokai Carbon Co. Ltd. 24,600 203,990
Trex Co., Inc.
(a)
5,000 290,950
UFP Industries, Inc. 6,300 487,431
Vulcan Materials Co. 3,200 551,328
6,641,580
Real Estate — 4.52%
Aedifica SA 2,550 304,161
Alexandria Real Estate Equities, Inc. 2,850 519,156
CBRE Group, Inc., Class A
(a)
6,700 556,368
FirstService Corp. 2,300 287,247
Life Storage, Inc. 1,700 225,233
STORE Capital Corp. 16,300 463,409
WP Carey, Inc. 6,300 508,851
2,864,425
Technology — 28.70%
Adobe, Inc.
(a)
550 217,772
Advantest Corp. 5,800 401,837
CDW Corp. 2,200 358,996
Ciena Corp.
(a)
9,300 513,081
CMC Materials, Inc. 3,000 536,730
Concentrix Corp. 2,700 425,196
CyberArk Software Ltd.
(a)
3,100 487,134
Descartes Systems Group, Inc. (The)
(a)
8,200 509,630
Entegris, Inc. 5,400 601,506
EPAM Systems, Inc.
(a)
1,300 344,487
ExlService Holdings, Inc.
(a)
5,500 748,825
FactSet Research Systems, Inc. 1,600 645,584
Fortinet, Inc.
(a)
2,300 664,723
Garmin Ltd. 2,200 241,428
Gartner, Inc.
(a)
2,600 755,430
Genpact Ltd. 11,200 451,024
Globant S.A.
(a)
2,300 496,777
KLA Corp. 1,500 478,890
Lasertec Corp. 2,100 286,697
Logitech International S.A. 7,500 489,750

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Shares Fair Value
MAXIMUS, Inc. 5,300 $ 386,264
Monolithic Power Systems, Inc. 1,300 509,912
Nintendo Co. Ltd. - ADR 9,700 552,706
Paycom Software, Inc.
(a)
1,550 436,278
Paylocity Holdings Corp.
(a)
2,550 483,557
Qualys, Inc.
(a)
4,700 640,516
Skyworks Solutions, Inc. 2,100 237,930
Soitec S.A.
(a)
4,820 879,159
SPS Commerce, Inc.
(a)
6,300 753,669
SS&C Technologies Holdings, Inc. 5,100 329,766
SYNNEX Corp. 4,000 400,360
Teleperformance - ADR 1,350 240,786
Teradyne, Inc. 2,300 242,558
Tokyo Electron Ltd. - ADR 4,400 467,676
Tyler Technologies, Inc.
(a)
1,650 651,272
United Microelectronics Corp. - ADR 29,100 231,636
Universal Display Corp. 2,300 293,779
Veeva Systems, Inc., Class A
(a)
1,250 227,438
WNS Holdings Ltd. - ADR
(a)
7,000 548,590
18,169,349
Total Common Stocks
(Cost $45,239,167) 60,543,552
Total Investments — 95.64%
(Cost $45,239,167) 60,543,552
Other Assets in Excess of Liabilities  —  4.36% 2,760,843
Net Assets — 100.00% $ 63,304,395
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Capital Appreciation Fund
Schedule of Investments
April 30, 2022 - (Unaudtied)
Shares Fair Value
COMMON STOCKS — 96.59%
Communications — 12.81%
Airbnb, Inc., Class A
(a)
1,200 $ 183,852
Alphabet, Inc., Class A
(a)
85 193,986
Blade Air Mobility, Inc., Class A
(a)
37,645 324,123
Endeavor Group Holdings, Inc., Class A
(a)
7,000 159,250
Iridium Communications, Inc.
(a)
6,507 232,365
Nextdoor Holdings, Inc., Class A
(a)
37,750 170,252
Opendoor Technologies, Inc.
(a)
26,540 185,515
Roku, Inc.
(a)
1,395 129,596
Sea Ltd., Class A - ADR
(a)
1,765 146,071
Shopify, Inc., Class A
(a)
435 185,667
Trade Desk, Inc. (The), Class A
(a)
3,580 210,934
Z Holdings Corp. - ADR 21,600 168,048
2,289,659
Consumer Discretionary — 11.62%
2U, Inc.
(a)
24,050 240,019
Amazon.com, Inc.
(a)
75 186,422
Coursera, Inc.
(a)
10,100 189,981
D.R. Horton, Inc. 3,400 236,606
DraftKings, Inc., Class A
(a)
11,560 158,141
Etsy, Inc.
(a)
1,566 145,936
Genius Sports Ltd.
(a)
39,600 151,272
MercadoLibre, Inc.
(a)
204 198,620
Pool Corp. 535 216,793
Tesla, Inc.
(a)
240 208,982
Wayfair, Inc., Class A
(a)
1,880 144,647
2,077,419
Consumer Staples — 4.17%
Archer-Daniels-Midland Co. 3,275 293,309
Beyond Meat, Inc.
(a)
4,480 165,222
Kroger Co. (The) 5,300 285,988
744,519
Energy — 5.56%
EOG Resources, Inc. 2,128 248,465
Occidental Petroleum Corp. 3,580 197,222
Phillips 66 3,226 279,888
SolarEdge Technologies, Inc.
(a)
1,075 269,191
994,766
Financials — 9.77%
American Express Co. 1,650 288,272
Blackstone Group LP (The) 2,315 235,135
CME Group, Inc. 990 217,147
Coinbase Global, Inc., Class A
(a)
1,195 134,688
Intercontinental Exchange, Inc. 2,100 243,201
Nasdaq, Inc. 1,395 219,531
Nu Holdings Ltd, Class A
(a)
28,700 172,487

Yorktown Capital Appreciation Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudtied)
Shares Fair Value
Silvergate Capital Corp., Class A
(a)
2,014 $ 235,557
1,746,018
Health Care — 11.37%
Align Technology, Inc.
(a)
445 129,010
CVS Health Corp. 2,558 245,900
Exact Sciences Corp.
(a)
3,095 170,380
GoodRx Holdings, Inc., Class A
(a)
10,430 141,326
Intellia Therapeutics, Inc.
(a)
2,620 128,459
Intuitive Surgical, Inc.
(a)
900 215,370
Regeneron Pharmaceuticals, Inc.
(a)
480 316,373
Royalty Pharma PLC, Class A 5,370 228,655
Teladoc Health, Inc.
(a)
6,300 212,688
Thermo Fisher Scientific, Inc. 443 244,943
2,033,104
Industrials — 9.47%
AeroVironment, Inc.
(a)
3,564 286,261
Archer Aviation, Inc., Class A
(a)
69,620 320,948
Deere & Co. 588 221,999
Elbit Systems Ltd. 1,030 220,801
Kratos Defense & Security Solutions, Inc.
(a)
13,064 198,181
Teledyne Technologies, Inc.
(a)
567 244,689
Trimble, Inc.
(a)
3,000 200,100
1,692,979
Materials — 2.39%
Linde PLC 730 227,731
Vale SA - ADR 11,790 199,133
426,864
Real Estate — 0.95%
Redfin Corp.
(a)
15,260 170,149
Technology — 26.11%
Adyen NV - ADR
(a)
10,975 182,953
Bill.com Holdings, Inc.
(a)
1,340 228,751
Block, Inc., Class A
(a)
2,011 200,175
Cipher Mining, Inc.
(a)
65,300 197,859
CrowdStrike Holdings, Inc., Class A
(a)
1,160 230,562
Global-e Online Ltd.
(a)
6,530 147,186
Intuit, Inc. 439 183,831
MasterCard, Inc., Class A 550 199,859
Materialise NV - ADR
(a)
10,650 166,140
Mynaric AG - ADR
(a)
19,270 202,335
Nano Dimension Ltd. - ADR
(a)
57,800 164,152
NVIDIA Corp. 1,065 197,526
PagerDuty, Inc.
(a)
6,650 189,990
Palantir Technologies, Inc., Class A
(a)
15,876 165,110
PayPal Holdings, Inc.
(a)
2,220 195,205
Signify Health, Inc., Class A
(a)
11,400 157,320
Splunk, Inc.
(a)
1,710 208,654
StoneCo Ltd., Class A
(a)
15,700 147,894

Yorktown Capital Appreciation Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudtied)
Shares Fair Value
Synopsys, Inc.
(a)
720 $ 206,489
Teradyne, Inc. 1,854 195,523
Twilio, Inc., Class A
(a)
1,550 173,321
Unity Software, Inc.
(a)
2,250 149,423
Visa, Inc., Class A 950 202,474
Workday, Inc., Class A
(a)
900 186,030
Zoom Video Communications, Inc., Class A
(a)
1,890 188,187
4,666,949
Utilities — 2.37%
NextEra Energy Partners LP 2,988 199,180
NextEra Energy, Inc. 3,150 223,713
422,893
Total Common Stocks
(Cost $18,796,126) 17,265,319
Total Investments — 96.59%
(Cost $18,796,126) 17,265,319
Other Assets in Excess of Liabilities  —  3.41% 609,687
Net Assets — 100.00% $ 17,875,006
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Multi-Sector Bond Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 70.09%
Communications — 3.71%
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
$ 1,000,000 $ 820,000
DIRECTV Holdings LLC, 5.88%, 8/15/2027
(a)
750,000 707,344
Hughes Satellite Systems Corp., 5.25%, 8/1/2026 250,000 243,442
Lamar Media Corp., 3.63%, 1/15/2031 500,000 435,775
Level 3 Financing, Inc., 4.25%, 7/1/2028
(a)
2,000,000 1,693,320
Liberty Interactive LLC, 8.50%, 7/15/2029 1,000,000 901,840
Liberty Interactive LLC, 8.25%, 2/1/2030 2,000,000 1,769,560
Magallanes, Inc., 5.14%, 3/15/2052
(a)
1,000,000 893,374
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 394,994
Scripps Escrow II, Inc., 3.88%, 1/15/2029
(a)
500,000 445,082
United States Cellular Corp., 6.70%, 12/15/2033 2,540,000 2,628,773
Univision Communications, Inc., 6.63%, 6/1/2027
(a)
500,000 501,870
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
1,000,000 898,780
Verizon Communications, Inc., 2.85%, 9/3/2041 500,000 390,816
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 859,335
13,584,305
Consumer Discretionary — 4.22%
Carnival Corp., 7.20%, 10/1/2023 1,000,000 1,011,205
Carnival Corp., 4.00%, 8/1/2028
(a)
1,000,000 901,490
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 898,990
Ford Motor Co., 3.25%, 2/12/2032 500,000 407,168
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 961,365
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 2,000,000 1,667,890
Hyundai Capital America, 2.38%, 10/15/2027
(a)
500,000 445,911
L Brands, Inc., 6.88%, 11/1/2035 2,000,000 1,958,110
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
500,000 414,215
Marriott International, Inc., 2.75%, 10/15/2033 500,000 411,382
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029
(a)
1,000,000 881,230
QVC, Inc., 4.75%, 2/15/2027 2,000,000 1,793,480
Rent-A-Center, Inc., 6.38%, 2/15/2029
(a)
500,000 431,910
Royal Caribbean Cruises Ltd., 4.25%, 7/1/2026
(a)
500,000 453,255
Stellantis NV, 5.25%, 4/15/2023 200,000 203,628
Tenneco, Inc., 5.13%, 4/15/2029
(a)
500,000 488,093
Wolverine World Wide, Inc., 4.00%, 8/15/2029
(a)
1,000,000 851,170
WW International, Inc., 4.50%, 4/15/2029
(a)
500,000 396,255
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 860,846
15,437,593
Consumer Staples — 5.18%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 99,089
Central Garden & Pet Co., 4.13%, 4/30/2031
(a)
500,000 429,540
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 415,081
Constellation Brands, Inc., 4.50%, 5/9/2047 500,000 467,744
Coty, Inc., 5.00%, 4/15/2026
(a)
1,000,000 951,175
JBS Finance Luxembourg SaRL, 3.63%, 1/15/2032
(a)
500,000 427,500
JBS USA LUX SA, 3.75%, 12/1/2031
(a)
250,000 220,371
Kraft Heinz Foods Co., 6.50%, 2/9/2040 411,000 452,423

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
$ 300,000 $ 289,259
Kraft Heinz Foods Co., 5.00%, 6/4/2042 500,000 482,099
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 877,601
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 932,896
Land O' Lakes, Inc., 7.25%, Perpetual
(a)
3,500,000 3,670,800
Land O' Lakes, Inc., 8.00%, Perpetual
(a)
2,000,000 2,013,000
Louis Dreyfus Co. BV, 5.25%, 6/13/2023 2,200,000 2,229,524
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 858,945
Natura Cosmeticos SA, 4.13%, 5/3/2028
(a)
500,000 449,010
New Albertsons LP, 7.75%, 6/15/2026 500,000 532,500
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 445,107
Pilgrim's Pride Corp., 4.25%, 4/15/2031
(a)
1,000,000 913,785
Reynolds American, Inc., 7.00%, 8/4/2041 500,000 546,036
Turning Point Brands, Inc., 5.63%, 2/15/2026
(a)
850,000 810,343
Vector Group Ltd., 5.75%, 2/1/2029
(a)
500,000 439,578
18,953,406
Financials — 37.84%
AgTexas Farm Credit Services, 5.75%, Perpetual
(a),(b)
1,000,000 1,040,000
American AgCredit Corp., 5.25%, Perpetual
(a),(b)
1,000,000 913,750
AmTrust Financial Services, Inc., 6.13%, 8/15/2023 2,000,000 1,994,507
Assurant, Inc., 7.00%, 3/27/2048
(b)
1,000,000 1,034,355
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066
(a)
2,000,000 2,025,500
Assured Guaranty US Holdings, Inc., 3.21%, 12/15/2066 (3MO LIBOR +
238.0bps)
(b)
2,000,000 1,622,500
Athene Holding Ltd., 6.15%, 4/3/2030 2,000,000 2,107,576
BAC Capital Trust XIII, 4.00%, Perpetual (3MO LIBOR +40.0bps)
(b)
282,000 232,306
BAC Capital Trust XIV, 4.00%, Perpetual (3MO LIBOR + 40.0bps)
(b)
2,000,000 1,658,140
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 +
387.0bps)
(b)
1,000,000 931,250
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y
+ 519.2bps)
(b)
4,900,000 4,759,125
Bank of America Corp., 4.38%, Perpetual
(b)
2,000,000 1,775,000
Bank of Nova Scotia (The), 4.90%, Perpetual (H15T5Y + 455.1bps)
(b)
1,000,000 983,660
Barclays PLC, 4.84%, 5/9/2028 2,000,000 1,970,222
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)
(b)
1,500,000 1,472,761
Barclays PLC, 7.75%, Perpetual (USSW5 + 484.2bps)
(b)
1,000,000 1,011,250
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)
(b)
3,000,000 2,813,685
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)
(a),(b)
4,000,000 4,044,354
Brighthouse Financial, Inc., 4.70%, 6/22/2047 2,642,000 2,275,742
Charles Schwab Corp. (The), Series E, 4.63%, Perpetual (3MO LIBOR +
331.5bps)
(b)
400,000 396,560
Citadel LP, 4.88%, 1/15/2027
(a)
3,000,000 2,947,551
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)
(b)
500,000 455,250
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR +
315.7bps)
(b)
1,500,000 1,458,750
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)
(b)
2,000,000 1,978,000
Cowen, Inc., 7.25%, 5/6/2024
(a)
4,000,000 4,102,436
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)
(a),(b)
500,000 433,750
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)
(a),(b)
3,000,000 2,926,050

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR +
307.6bps)
(b)
$ 1,334,000 $ 1,206,776
Enstar Finance LLC, 5.50%, 1/15/2042
(b)
500,000 465,878
Enstar Group Ltd., 4.95%, 6/1/2029 5,000,000 5,077,530
Everest Reinsurance Holdings, Inc., 2.89%, 5/15/2037 (3MO LIBOR +
238.5bps)
(b)
3,000,000 2,789,625
FedNat Holding Co., 7.75%, 3/15/2029 2,400,000 2,460,000
Fifth Third Bancorp, Series J, 4.14%, Perpetual (3MO LIBOR + 312.9bps)
(b)
4,000,000 3,895,000
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)
(b)
1,000,000 973,750
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,920,365
Global Atlantic Financial Co., 4.70%, 10/15/2051
(a),(b)
1,000,000 909,360
Goldman Sachs Group, Inc. (The), Series P, 5.00%, Perpetual (3MO LIBOR
+ 287.4bps)
(b)
4,000,000 3,798,000
Hartford Financial Services Group, Inc. (The), 2.63%, 2/12/2047 (3MO
LIBOR + 212.5bps)
(a),(b)
2,000,000 1,762,139
Icahn Enterprises LP, Class B, 4.38%, 2/1/2029 250,000 216,135
ILFC E-Capital Trust I, 4.05%, 12/21/2065 (USD CMT 30YR +
155.0bps)
(a),(b)
2,250,000 1,760,625
ILFC E-Capital Trust I, 4.05%, 12/21/2065 (USD CMT 30YR + 155.0bps)
(b)
590,000 461,675
ILFC E-Capital Trust II, 4.30%, 12/21/2065 (H15T30Y + 180.0bps)
(a),(b)
1,000,000 805,000
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.2bps)
(b)
1,000,000 790,000
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)
(b)
1,000,000 960,835
Intesa Sanpaolo SpA, 5.71%, 1/15/2026
(a)
3,000,000 2,988,845
Investar Holding Corp., 5.13%, 12/30/2029
(a),(b)
1,000,000 996,733
JPMorgan Chase & Co., Series V, 4.29%, Perpetual (3MO LIBOR +
332.0bps)
(b)
5,000,000 4,950,000
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR+ 312.5bps)
(b)
1,000,000 926,800
JPMorgan Chase & Co., Series I, 4.71%, Perpetual (3MO LIBOR +
347.0bps)
(b)
681,000 672,919
Liberty Mutual Group, Inc., 3.95%, 5/15/2060
(a)
500,000 405,859
Liberty Mutual Group, Inc., 4.30%, 2/1/2061
(a)
500,000 378,225
Lincoln National Corp., 2.83%, 5/17/2066 (3MO LIBOR + 235.8bps)
(b)
1,000,000 847,500
Lincoln National Corp., 3.10%, 4/20/2067 (3MO LIBOR + 204.0bps)
(b)
2,000,000 1,639,200
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)
(b)
3,000,000 3,065,610
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)
(b)
2,000,000 2,060,200
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 899,362
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
1,000,000 803,619
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 888,452
Nordea Bank Abp, 3.75%, Perpetual
(a),(b)
1,000,000 820,000
Ohio National Financial Services, Inc., 5.80%, 1/24/2030
(a)
4,000,000 3,996,912
Ohio National Financial Services, Inc., 6.63%, 5/1/2031
(a)
1,000,000 1,030,661
OneMain Finance Corp., 5.38%, 11/15/2029 2,000,000 1,798,520
Oppenheimer Holdings, Inc., 5.50%, 10/1/2025 500,000 500,175
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 403,570
PartnerRe Finance II, Inc., 2.85%, 12/1/2066 (3MO LIBOR + 232.5bps)
(b)
500,000 455,938
Principal Financial Group, Inc., 3.55%, 5/15/2055 (3MO LIBOR +
304.4bps)
(b)
2,000,000 1,925,000
Provident Financing Trust, 7.41%, 3/15/2038 1,680,000 1,925,566
Radian Group, Inc., 6.63%, 3/15/2025 2,250,000 2,293,349

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Regions Financial Corp., 5.75%, Perpetual (H15T5Y + 542.6bps)
(b)
$ 500,000 $ 511,250
Reinsurance Group of America, Inc., 3.49%, 12/15/2065 (3MO LIBOR +
266.5bps)
(b)
3,194,000 2,874,600
SBL Holdings, Inc., 5.13%, 11/13/2026
(a)
2,000,000 1,988,253
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)
(a),(b)
1,393,000 1,225,840
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)
(a),(b)
1,000,000 898,750
Standard Chartered PLC, 4.30%, Perpetual
(a),(b)
500,000 415,000
Standard Life Aberdeen PLC, 4.25%, 6/30/2028 1,550,000 1,527,922
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR +
278.6bps)
(b)
2,000,000 1,845,600
UniCredit SpA, 7.83%, 12/4/2023
(a)
3,000,000 3,154,638
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a),(b)
2,000,000 1,906,606
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a),(b)
500,000 451,700
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple,
Entidad No Regulada, 8.38%, 1/27/2028
(a)
1,000,000 612,000
Voya Financial, Inc., 5.65%, 5/15/2053 (3MO LIBOR + 358.0bps)
(b)
2,000,000 1,992,510
WT Holdings, Inc., 7.00%, 4/30/2023 1,000,000 996,742
WT Holdings, Inc., 5.50%, 4/30/2028
(a)
1,000,000 895,000
Zions Bancorp, 5.80%, Perpetual (3MO LIBOR + 380.0bps)
(b)
1,000,000 985,262
138,571,411
Health Care — 1.50%
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
500,000 461,262
Organon Finance 1 LLC, 4.13%, 4/30/2028
(a)
1,000,000 931,400
Perrigo Co. PLC, 5.30%, 11/15/2043 1,000,000 827,342
Perrigo Finance Unlimited Co., 3.15%, 6/15/2030 1,000,000 899,071
Perrigo Finance Unlimited Co., 4.90%, 12/15/2044 2,000,000 1,600,528
Viatris, Inc., 3.85%, 6/22/2040 1,000,000 779,727
5,499,330
Industrials — 7.27%
ADT Security Corp. (The), 4.13%, 8/1/2029
(a)
1,000,000 850,765
ADT Security Corp. (The), 4.88%, 7/15/2032
(a)
3,500,000 2,968,770
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(a)
1,236,891 1,198,258
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%,
1/15/2023 1,202,840 1,195,399
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 1,000,000 904,968
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%,
5/1/2023 959,158 938,450
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
1,000,000 913,715
General Electric Co., 4.10%, Perpetual
(b)
600,000 456,000
General Electric Co., Series D, 4.16%, Perpetual (3MO LIBOR +
333.0bps)
(b)
500,000 474,310
Prime Security Services Borrower LLC, Class B, 5.75%, 4/15/2026
(a)
2,000,000 1,920,960
Seaspan Corp., 6.50%, 4/26/2026 2,000,000 2,045,000
Seaspan Corp., 5.50%, 8/1/2029
(a)
1,000,000 884,250
Stena International SA, 5.75%, 3/1/2024
(a)
3,730,000 3,672,600
Textron Financial Corp., 2.24%, 2/15/2042 (3MO LIBOR + 173.5bps)
(a),(b)
2,400,000 2,012,904
Triton Container International Ltd., 3.25%, 3/15/2032 500,000 426,797
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 768,134

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Union Pacific Corp., 3.50%, 2/14/2053 $ 500,000 $ 424,188
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%,
10/7/2025 614,583 574,740
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 830,000 801,988
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 762,121 685,377
United Airlines, Inc., 4.38%, 4/15/2026
(a)
50,000 48,325
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023 374,446 380,190
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 1,667,753 1,602,508
ZipRecruiter, Inc., 5.00%, 1/15/2030
(a)
500,000 468,165
26,616,761
Materials — 3.35%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
1,000,000 996,145
Ball Corp., 2.88%, 8/15/2030 1,000,000 842,490
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 440,076
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 430,052
Coeur Mining, Inc., 5.13%, 2/15/2029
(a)
1,000,000 803,765
Commercial Metals Co., 3.88%, 2/15/2031 500,000 441,405
Domtar Corp., 6.25%, 9/1/2042 1,000,000 714,087
Freeport-McMoRan, Inc., 5.25%, 9/1/2029 1,000,000 1,003,535
Glencore Funding LLC, 2.63%, 9/23/2031
(a)
500,000 417,968
Kinross Gold Corp., 6.88%, 9/1/2041 2,845,000 2,996,741
Mosaic Co. (The), 5.45%, 11/15/2033 1,000,000 1,064,982
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027
(a)
1,000,000 873,905
Unigel Luxembourg SA, 8.75%, 10/1/2026
(a)
1,000,000 1,037,395
WRKCo, Inc., 3.00%, 6/15/2033 250,000 218,102
12,280,648
Real Estate — 0.55%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 917,850
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
1,000,000 918,270
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 190,040
2,026,160
Technology — 2.39%
Broadcom, Inc., 4.15%, 11/15/2030 500,000 474,205
Broadcom, Inc., 4.15%, 11/15/2030 500,000 474,205
Broadcom, Inc., 2.60%, 2/15/2033
(a)
1,000,000 804,478
Broadcom, Inc., 3.50%, 2/15/2041
(a)
1,000,000 778,966
HP, Inc., 6.00%, 9/15/2041 2,538,000 2,645,675
Kyndryl Holdings, Inc., 2.05%, 10/15/2026
(a)
1,000,000 873,917
Kyndryl Holdings, Inc., 3.15%, 10/15/2031
(a)
1,000,000 777,884
NCR Corp., 5.13%, 4/15/2029
(a)
1,000,000 954,155
Nielsen Finance LLC, 4.75%, 7/15/2031
(a)
1,000,000 946,675
8,730,160
Utilities — 4.08%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030 500,000 423,045
Appalachian Power Co., Series Z, 3.70%, 5/1/2050 1,000,000 837,350
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 908,869
Dominion Energy, Inc., 4.35%, Perpetual
(b)
1,000,000 918,300
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 716,379

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Kentucky Utilities Co., 3.30%, 6/1/2050 $ 1,000,000 $ 810,996
NextEra Energy Capital Holdings, Inc., 3.03%, 10/1/2066 (3MO LIBOR +
206.7bps)
(b)
2,750,000 2,351,250
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 960,104
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 383,084
Pacific Gas and Electric Co., 3.50%, 8/1/2050 500,000 349,263
PPL Capital Funding, Inc., Series A, 3.66%, 3/30/2067 (3MO LIBOR +
266.5bps)
(b)
2,000,000 1,749,024
Southern California Edison Co., Series B, 4.88%, 3/1/2049 1,000,000 971,194
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
934,222 950,543
Vistra Operations Co. LLC, 4.38%, 5/1/2029
(a)
1,000,000 908,740
WEC Energy Group, Inc., 2.62%, 5/15/2067 (3MO LIBOR + 211.3bps)
(b)
2,000,000 1,716,420
14,954,561
Total Corporate Bonds and Notes
(Cost $272,618,091) 256,654,335
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 19.30%
ACC Trust, Series 2022-1, Class C, 3.24%, 10/20/2025
(a)
1,000,000 952,124
American Credit Acceptance Receivables Trust, Series 2019-2, Class E,
4.29%, 6/12/2025
(a)
2,000,000 2,014,269
American Credit Acceptance Receivables Trust, Series 2019-3, Class F,
5.42%, 5/12/2026
(a)
550,000 552,282
American Credit Acceptance Receivables Trust, Series 2021-2, Class E,
2.54%, 7/13/2027
(a)
1,000,000 947,267
American Credit Acceptance Receivables Trust, Series 2021-3, Class E,
2.56%, 11/15/2027
(a)
3,000,000 2,807,332
American Credit Acceptance Receivables Trust, Series 2021-4, Class E,
3.12%, 2/14/2028
(a)
1,000,000 953,616
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E,
5.02%, 12/20/2028
(a)
750,000 715,078
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026
(a)
1,000,000 961,838
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026
(a)
750,000 753,204
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%,
7/15/2027
(a)
1,000,000 994,707
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028
(a)
2,250,000 2,129,177
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028
(a)
1,500,000 1,400,250
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%,
12/11/2028
(a)
1,250,000 1,209,014
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/2026
(a)
1,000,000 972,295
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 3/15/2023
(a)
3,000,000 2,970,997
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C,
4.02%, 12/17/2029
(a)
1,000,000 944,646
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 9/15/2023
(a)
2,000,000 2,008,644

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029
(a)
$ 1,000,000 $ 954,719
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026
(a)
500,000 505,740
DT Auto Owner Trust, Series 2019-3A, Class E, 3.85%, 8/17/2026
(a)
2,750,000 2,753,985
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028
(a)
1,000,000 928,316
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028
(a)
1,000,000 915,924
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029
(a)
1,000,000 958,830
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/18/2025
(a)
1,155,000 1,100,328
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%,
1/17/2028
(a)
2,000,000 1,901,558
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%,
7/17/2028
(a)
1,000,000 945,214
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
1,000,000 945,338
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%,
10/16/2023
(a)
2,000,000 2,001,854
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025
(a)
2,000,000 2,027,550
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028
(a)
1,150,000 1,067,986
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E,
2.98%, 4/15/2027
(a)
1,270,000 1,201,255
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E,
3.35%, 10/15/2027
(a)
500,000 480,547
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040
(a)
412,608 384,606
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%,
5/15/2026
(a)
3,000,000 2,978,258
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%,
1/18/2028
(a)
2,000,000 1,904,920
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%,
10/16/2028
(a)
1,000,000 939,281
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%,
10/16/2028
(a)
1,000,000 914,665
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%,
5/15/2029
(a)
1,000,000 962,687
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/22/2048
(a)
850,241 738,248
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051
(a)
446,779 421,155
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047
(a)
985,419 845,713
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048
(a)
1,000,000 886,348
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(a)
980,190 932,221
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042
(a)
3,702,368 1,099,422
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046
(a)
926,947 874,243
Pawnee Equipment Receivables LLC, Series 2019-1, Class E, 3.80%,
1/15/2026
(a)
467,000 451,407
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025
(a)
1,000,000 971,104
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 3.21%, 4/20/2034
(a),(b)
1,000,000 989,976
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 2.79%, 1/15/2034
(a),(b)
1,000,000 990,405
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040
(a)
2,962,439 683,420

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032
(a)
$ 750,000 $ 707,058
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%,
8/20/2046
(a)
1,136,000 1,009,260
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051
(a)
500,000 445,515
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%,
9/20/2045
(a)
865,417 790,699
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051
(a)
950,000 856,707
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%,
6/10/2026
(a)
1,000,000 971,953
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 11/15/2025
(a)
3,000,000 3,031,484
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026
(a)
1,125,000 1,062,980
US Auto Funding LLC, Series 2021-1A, Class E, 6.32%, 9/15/2028
(a)
500,000 474,305
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 449,417
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%,
4/15/2027
(a)
1,000,000 934,904
Total Asset Backed Securities
(Cost $77,289,610) 70,678,245
Principal
Amount Fair Value
FOREIGN BONDS — 0.23%
Mexican Government International Bond, 3.50%, 2/12/2034 1,000,000 847,540
Total Foreign Bonds
(Cost $995,374) 847,540
Principal
Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 3.57%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 629,302 620,809
Fannie Mae, Pool #BR2084, 1.91%, 6/1/2051
(b)
820,022 780,406
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,854,769 1,697,382
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 949,612 869,062
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 984,367 904,370
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 479,347
Federal Farm Credit Bank, 2.13%, 5/21/2040 1,000,000 781,988
Federal Farm Credit Bank, 1.95%, 8/13/2040 1,000,000 756,250
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 382,867
Federal Home Loan Bank, 2.01%, 7/16/2040 1,000,000 765,115
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,223,304
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 967,953 870,833
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 437,508 426,621
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 957,726 934,589
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 751,671 689,358
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 968,810 886,770
Total U.S. Government & Agencies
(Cost $15,323,486) 13,069,071

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Principal
Amount Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 5.87%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 2.78%, 4/25/2031 (3MO
LIBOR + 160.0bps)
(a),(b)
$ 1,190,000 $ 1,184,764
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, 3.66%, 10/20/2031
(a)
420,000 416,810
Atrium XII, Series 2012-A, Class CR, 2.79%, 4/22/2027 (3MO LIBOR +
165.0bps)
(a),(b)
2,500,000 2,478,707
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 3.21%,
4/20/2034
(a),(b)
250,000 247,596
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 3.19%,
1/15/2035
(a),(b)
1,000,000 989,748
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 3.26%,
4/20/2031
(a),(b)
1,000,000 992,622
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 3.26%,
7/20/2034
(a),(b)
375,000 371,357
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1, 3.04%,
12/25/2041
(a),(b)
1,000,000 908,566
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class
A2, 2.93%, 5/22/2039 (3MO LIBOR + 245.0bps)
(a),(b)
3,000,000 3,000,000
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 3.11%,
4/20/2034
(a),(b)
1,000,000 990,308
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 3.24%,
10/15/2032
(a),(b)
1,000,000 990,048
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 2.94%,
7/17/2034
(a),(b)
1,000,000 988,825
Palmer Square CLO Ltd., Series 2022-1A, Class C, 2.52%, 4/20/2035
(a),(b)
1,000,000 992,080
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 2.16%, 8/20/2032
(3MO LIBOR + 200.0bps)
(a),(b)
1,000,000 991,986
Venture CLO Ltd., Series 2018-31A, Class C1, 3.01%, 4/20/2031
(a),(b)
1,000,000 978,867
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 3.06%, 4/20/2028 (3MO
LIBOR + 200.0bps)
(a),(b)
3,000,000 2,974,950
Zais CLO5 Ltd., Series 2016-2A, Class B, 4.34%, 10/15/2028 (3MO LIBOR
+ 330.0bps)
(a),(b)
2,000,000 1,994,962
Total Collateralized Loan Obligations
(Cost $21,596,302) 21,492,196
Total Investments — 99.06%
(Cost $387,822,863) 362,741,387
Other Assets in Excess of Liabilities  —  0.94% 3,433,791
Net Assets — 100.00% $ 366,175,178
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2022 was $196,408,382, representing 53.64% of net assets.

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Yorktown Short Term Bond Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 58.02%
Communications — 1.25%
AT&T, Inc., 0.92%, 3/25/2024 (SOFR + 64.0bps)
(a)
$ 1,000,000 $ 999,539
Expedia Group, Inc., 5.00%, 2/15/2026 213,000 217,885
NBN Co. Ltd., MTN, 1.45%, 5/5/2026
(b)
1,000,000 906,443
Verizon Communications, Inc., 1.61%, 5/15/2025 (3MO LIBOR +
110.0bps)
(a)
2,000,000 2,023,692
Verizon Communications, Inc., 1.07%, 3/20/2026 (SOFR + 79.0bps)
(a)
1,389,000 1,385,503
5,533,062
Consumer Discretionary — 6.39%
American Honda Finance Corp., MTN, 1.50%, 1/13/2025 1,000,000 952,744
AutoNation, Inc., 3.50%, 11/15/2024 4,000,000 3,972,898
eBay, Inc., 1.40%, 5/10/2026 500,000 455,446
Ford Motor Co., 4.35%, 12/8/2026 1,000,000 961,125
Ford Motor Credit Co., LLC, 1.38%, 8/3/2022 (3MO LIBOR + 108.0bps)
(a)
110,000 109,831
Ford Motor Credit Co., LLC, 1.74%, 2/15/2023 (3MO LIBOR + 123.5bps)
(a)
250,000 248,447
Ford Motor Credit Co., LLC, 2.30%, 2/10/2025 1,000,000 929,910
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 961,365
General Motors Financial Co., Inc., 1.95%, 1/5/2023 (3MO LIBOR +
99.0bps)
(a)
750,000 750,428
General Motors Financial Co., Inc., 1.20%, 10/15/2024 1,000,000 939,702
General Motors Financial Co., Inc., 1.25%, 1/8/2026 1,000,000 895,810
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 891,489
General Motors Financial Co., Inc., 1.32%, 2/26/2027 (SOFR + 104.0bps)
(a)
500,000 488,547
Hyatt Hotels Corp., 1.30%, 10/1/2023 500,000 486,012
Hyundai Capital America, 1.25%, 9/18/2023
(b)
1,000,000 970,552
Hyundai Capital America, 4.30%, 2/1/2024
(b)
1,000,000 1,009,195
Hyundai Capital America, 0.88%, 6/14/2024
(b)
500,000 469,944
Hyundai Capital America, 1.00%, 9/17/2024
(b)
500,000 465,853
Kia Corp., 1.00%, 4/16/2024
(b)
1,000,000 953,684
Marriott International, Inc., 3.75%, 3/15/2025 2,000,000 2,007,110
Nissan Motor Acceptance Co., LLC, 1.13%, 9/16/2024
(b)
500,000 465,190
Nissan Motor Acceptance Corp., 1.66%, 9/28/2022 (3MO LIBOR +
69.0bps)
(a),(b)
2,000,000 1,998,078
Nissan Motor Acceptance Corp., 1.25%, 3/8/2024 (3MO LIBOR +
64.0bps)
(a),(b)
805,000 801,341
Nissan Motor Co. Ltd., 3.04%, 9/15/2023
(b)
1,100,000 1,089,768
Nissan Motor Co. Ltd., 3.52%, 9/17/2025
(b)
2,000,000 1,933,921
QVC, Inc., 4.38%, 3/15/2023 2,636,000 2,639,414
Starbucks Corp., 1.20%, 2/14/2024 (SOFR + 42.0bps)
(a)
500,000 500,528
28,348,332
Consumer Staples — 0.77%
7-Eleven, Inc., 0.80%, 2/10/2024
(b)
1,000,000 953,485
JDE Peet's NV, 1.38%, 1/15/2027
(b)
250,000 218,381
Mitsubishi Corp., 1.13%, 7/15/2026
(b)
500,000 452,352
Mondelez International Holdings Netherlands BV, 1.25%, 9/24/2026
(b)
1,000,000 900,377

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Viterra Finance BV, 2.00%, 4/21/2026
(b)
$ 1,000,000 $ 897,407
3,422,002
Financials — 32.78%
AerCap Ireland Capital, 3.50%, 1/15/2025 2,000,000 1,925,523
AerCap Ireland Capital DAC, 1.65%, 10/29/2024 1,000,000 933,166
AIG Global Funding, 0.65%, 6/17/2024
(b)
1,000,000 941,911
Air Lease Corp., 2.25%, 1/15/2023 250,000 249,139
Air Lease Corp., 0.80%, 8/18/2024 1,000,000 930,593
Air Lease Corp., 1.88%, 8/15/2026 500,000 446,552
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025 1,800,000 1,791,758
Ally Financial, Inc., 3.05%, 6/5/2023 500,000 499,349
Antares Holdings LP, 6.00%, 8/15/2023
(b)
3,000,000 3,045,948
Antares Holdings LP, 3.95%, 7/15/2026
(b)
1,500,000 1,378,428
Athene Global Funding, 1.20%, 10/13/2023
(b)
500,000 483,977
Athene Global Funding, 2.75%, 6/25/2024
(b)
1,250,000 1,221,029
Athene Global Funding, 0.84%, 8/19/2024 (SOFR + 56.0bps)
(a),(b)
1,000,000 983,900
Athene Global Funding, 1.00%, 1/7/2025 (SOFR + 71.5bps)
(a),(b)
1,000,000 986,974
Aviation Capital Group LLC, 1.95%, 1/30/2026
(b)
1,000,000 894,436
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(b)
2,000,000 1,793,287
Banco Santander Chile, 2.70%, 1/10/2025
(b)
150,000 143,890
Banco Santander SA, 1.36%, 4/12/2023 (3MO LIBOR + 112.0bps)
(a)
1,200,000 1,207,928
Banco Santander SA, 2.75%, 5/28/2025 1,000,000 957,076
Banco Santander SA, 5.18%, 11/19/2025 400,000 407,406
Bank of America Corp., MTN, 1.17%, 12/1/2026 (3MO LIBOR + 65.0bps)
(a)
3,212,000 3,073,097
Bank of Ireland Group PLC, 4.50%, 11/25/2023
(b)
3,465,000 3,494,443
Bank of Nova Scotia (The), 0.83%, 3/2/2026 (SOFR + 54.5bps)
(a)
2,000,000 1,977,948
Barclays PLC, MTN, 1.84%, 5/16/2024 (3MO LIBOR + 138.0bps)
(a)
1,000,000 1,006,466
Barclays PLC, MTN, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)
(a)
2,000,000 2,016,880
BGC Partners, Inc., 3.75%, 10/1/2024 4,000,000 3,963,555
BPCE SA, 2.04%, 9/12/2023 (3MO LIBOR + 124.0bps)
(a),(b)
1,430,000 1,442,364
BPCE SA, 2.38%, 1/14/2025
(b)
500,000 478,537
Brighthouse Financial Global Funding, MTN, 1.04%, 4/12/2024 (SOFR
+76.0bps)
(a),(b)
1,000,000 1,002,496
Canadian Imperial Bank of Commerce, MTN, 1.75%, 7/28/2022
(a)
171,000 171,012
Capital One Financial Corp., 2.60%, 5/11/2023 1,000,000 998,022
Capital One Financial Corp., 0.97%, 12/6/2024 (SOFR + 69.0bps)
(a)
1,000,000 996,858
Citadel Finance LLC, 3.38%, 3/9/2026
(b)
2,000,000 1,867,009
Citigroup, Inc., 1.05%, 6/9/2027 (SOFR + 77.0bps)
(a)
1,000,000 973,850
Citizens Financial Group, Inc., 4.30%, 12/3/2025 3,000,000 3,023,783
CNO Global Funding, 1.75%, 10/7/2026
(b)
500,000 451,758
Credit Agricole SA, 2.20%, 4/24/2023 (3MO LIBOR + 102.0bps)
(a),(b)
1,000,000 1,004,605
Credit Suisse Group AG, 2.04%, 6/12/2024 (3MO LIBOR + 124.0bps)
(a),(b)
4,000,000 4,019,808
Danske Bank A/S, MTN, 1.86%, 9/12/2023 (3MO LIBOR + 106.0bps)
(a),(b)
2,000,000 2,006,727
Danske Bank A/S, 3.88%, 9/12/2023
(b)
3,000,000 3,013,574
Danske Bank A/S, 1.17%, 12/8/2023
(a),(b)
500,000 492,962
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026
(b)
2,000,000 1,889,848
Equitable Financial Life Global Funding, 1.40%, 7/7/2025
(b)
1,000,000 933,028
Equitable Financial Life Global Funding, 1.00%, 1/9/2026
(b)
500,000 450,253
Equitable Financial Life Global Funding, 1.70%, 11/12/2026
(b)
1,000,000 909,104

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
F&G Global Funding, 0.90%, 9/20/2024
(b)
$ 500,000 $ 467,218
F&G Global Funding, 1.75%, 6/30/2026
(b)
500,000 456,118
First Horizon National Corp., 3.55%, 5/26/2023 1,000,000 1,001,173
GA Global Funding Trust, 1.00%, 4/8/2024
(b)
1,000,000 949,145
GA Global Funding Trust, 1.63%, 1/15/2026
(b)
1,000,000 911,925
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 198,256
Goldman Sachs Group, Inc. (The), 0.90%, 12/6/2023 (SOFR + 62.0bps)
(a)
1,000,000 994,968
Goldman Sachs Group, Inc. (The), 1.09%, 3/9/2027 (SOFR + 81.0bps)
(a)
1,000,000 976,953
Goldman Sachs Group, Inc. (The), 1.10%, 9/10/2027 (SOFR + 82.0bps)
(a)
500,000 486,380
Goldman Sachs Group, Inc. (The), 1.20%, 10/21/2027 (SOFR + 92.0bps)
(a)
2,000,000 1,961,816
Goldman Sachs Group, Inc. (The), 1.40%, 2/24/2028 (SOFR + 112.0bps)
(a)
1,000,000 982,978
HSBC Holdings PLC, 4.25%, 3/14/2024 1,000,000 1,006,236
HSBC Holdings PLC, 1.49%, 5/18/2024 (3MO LIBOR + 100.0bps)
(a)
1,000,000 1,001,631
HSBC Holdings PLC, 0.73%, 8/17/2024
(a)
200,000 192,604
HSBC Holdings PLC, 4.25%, 8/18/2025 1,313,000 1,315,957
HSBC Holdings PLC, 2.18%, 9/12/2026 (3MO LIBOR + 138.0bps) 1,500,000 1,508,243
Huntington Bancshares, Inc., 2.63%, 8/6/2024 1,000,000 982,105
ING Groep NV, 1.29%, 4/1/2027 (SOFR + 101.0bps)
(a)
2,000,000 1,968,741
Intesa Sanpaolo SpA, 3.25%, 9/23/2024
(b)
4,000,000 3,922,425
Jackson Financial, Inc., 1.13%, 11/22/2023
(b)
1,000,000 965,170
JPMorgan Chase & Co., 1.17%, 4/22/2027 (SOFR + 88.5bps)
(a)
2,000,000 1,958,115
JPMorgan Chase & Co., 1.48%, 2/24/2028 (SOFR + 118.0bps)
(a)
1,000,000 989,136
JPMorgan Chase & Co., MTN, 1.96%, 6/22/2028
(a)
365,000 364,199
KeyCorp Capital, 1.71%, 7/1/2028 (3MO LIBOR + 74.0bps)
(a)
1,000,000 958,297
Lloyds Banking Group PLC, 1.33%, 6/15/2023 (H15T1Y + 110.0bps)
(a)
500,000 499,032
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(b)
250,000 251,198
Macquarie Group Ltd., 1.53%, 11/28/2023 (3MO LIBOR + 102.0bps)
(a),(b)
2,651,000 2,656,542
Macquarie Group Ltd., 2.32%, 3/27/2024 (3MO LIBOR + 135.0bps)
(a),(b)
2,000,000 2,011,914
Macquarie Group Ltd., 4.88%, 6/10/2025
(b)
285,000 288,014
Met Tower Global Funding, MTN, 1.25%, 9/14/2026
(b)
1,000,000 898,537
Metropolitan Life Global Funding I, MTN, 0.85%, 1/13/2023 (SOFR +
57.0bps)
(a),(b)
500,000 500,554
Metropolitan Life Global Funding I, 0.60%, 1/7/2024 (SOFR + 32.0bps)
(a),(b)
1,000,000 996,136
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025 1,000,000 923,470
Mitsubishi UFJ Financial Group, Inc., 0.95%, 7/19/2025
(a)
1,000,000 940,055
Mizuho Financial Group, Inc., 1.88%, 7/16/2023 (3MO LIBOR + 84.0bps)
(a)
975,000 975,573
NatWest Markets PLC, 1.94%, 9/29/2022 (SOFR + 166.2bps)
(a),(b)
1,000,000 1,004,452
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 898,899
Nordea Bank Abp, 1.45%, 8/30/2023 (3MO LIBOR + 94.0bps)
(a),(b)
1,000,000 1,005,286
Nordea Bank Abp, MTN, 1.50%, 9/30/2026
(b)
1,000,000 898,277
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023
(b)
2,500,000 2,508,862
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026
(b)
500,000 448,620
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(b)
1,000,000 902,256
Protective Life Global Funding, MTN, 1.30%, 9/20/2026
(b)
500,000 448,684
Royal Bank of Canada, MTN, 0.99%, 1/21/2027 (SOFR + 71.0bps)
(a)
1,000,000 984,487
Royal Bank of Scotland Group PLC, 5.13%, 5/28/2024 1,000,000 1,018,694
Royal Bank of Scotland Group PLC, 2.52%, 6/25/2024 (3MO LIBOR +
155.0bps)
(a)
3,000,000 3,019,291
Santander Holdings USA, Inc., 3.50%, 6/7/2024 2,500,000 2,486,788

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Santander UK PLC, 5.00%, 11/7/2023
(b)
$ 1,000,000 $ 1,017,240
Security Benefit Global Funding, MTN, 1.25%, 5/17/2024
(b)
1,000,000 948,400
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(b)
1,000,000 866,718
Societe Generale SA, 5.00%, 1/17/2024
(b)
3,345,000 3,395,213
Societe Generale SA, 4.25%, 4/14/2025
(b)
3,000,000 2,972,317
Societe Generale SA, 1.33%, 1/21/2026 (SOFR + 105.0bps)
(a),(b)
500,000 491,237
Societe Generale SA, MTN, 1.79%, 6/9/2027
(a),(b)
500,000 441,843
Standard Chartered PLC, 3.95%, 1/11/2023
(b)
1,250,000 1,255,778
Standard Chartered PLC, 1.21%, 11/23/2025 (SOFR + 93.0bps)
(a),(b)
254,000 252,171
Stifel Financial Corp., 4.25%, 7/18/2024 3,000,000 3,031,069
Sumitomo Mitsui Financial Group, Inc., 1.88%, 10/16/2023 (3MO LIBOR +
80.0bps)
(a)
1,000,000 1,003,907
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025 500,000 463,213
Sumitomo Mitsui Financial Group, Inc., 1.16%, 1/14/2027 (SOFR +
88.0bps)
(a)
1,000,000 994,235
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024
(b)
1,000,000 952,705
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.72%, 9/16/2024 (SOFR +
44.0bps)
(a),(b)
2,000,000 1,988,223
TCF National Bank, 6.25%, 6/8/2022 1,000,000 1,003,361
Toronto-Dominion Bank (The), MTN, 0.87%, 9/10/2026 (SOFR + 59.0bps)
(a)
1,000,000 984,972
Truist Bank, 1.18%, 5/15/2027 (3MO LIBOR + 67.0bps)
(a)
1,500,000 1,441,148
UBS AG/London, 0.73%, 8/9/2024 (SOFR + 45.0bps)
(a),(b)
1,000,000 992,182
Wells Fargo & Co., 1.54%, 1/15/2027 (3MO LIBOR + 50.0bps)
(a)
2,000,000 1,905,346
WT Holdings, Inc., 7.00%, 4/30/2023
(b)
3,000,000 2,990,226
145,357,171
Health Care — 1.69%
HCA, Inc., 5.00%, 3/15/2024 2,000,000 2,048,132
Highmark, Inc., 1.45%, 5/10/2026
(b)
500,000 453,590
McKesson Corp., Class B, 1.30%, 8/15/2026 1,000,000 898,706
PerkinElmer, Inc., 0.85%, 9/15/2024 500,000 468,935
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024 2,250,000 2,216,411
Viatris, Inc., 1.65%, 6/22/2025 500,000 459,341
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 1,000,000 947,340
7,492,455
Industrials — 5.21%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(b)
1,205,968 1,168,302
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(b)
657,407 626,308
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%,
10/1/2022 47,421 47,335
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%,
1/15/2023 477,699 474,744
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,902,926 1,814,419
Ashtead Capital, Inc., 1.50%, 8/12/2026
(b)
1,000,000 890,770
Boeing Co. (The), 1.43%, 2/4/2024 1,100,000 1,057,772
Boeing Co. (The), 2.20%, 2/4/2026 1,000,000 913,188
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%,
6/20/2024
(b)
879,757 879,556
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 930,360

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Daimler Trucks Finance North America LLC, 1.03%, 12/13/2024 (SOFR +
75.0bps)
(a),(b)
$ 1,000,000 $ 996,549
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%,
7/30/2023 67,843 67,678
General Electric Co., MTN, 0.70%, 5/5/2026 (3MO LIBOR + 38.0bps)
(a)
975,000 953,797
PACCAR Financial Corp., MTN, 1.10%, 5/11/2026 500,000 455,869
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025
(b)
1,000,000 909,117
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(b)
1,000,000 907,602
Stanley Black & Decker, Inc., 2.30%, 2/24/2025 1,000,000 971,386
Triton Container International Ltd., 0.80%, 8/1/2023
(b)
555,000 534,575
Triton Container International Ltd., 1.15%, 6/7/2024
(b)
1,000,000 942,404
Triton Container International Ltd., 2.05%, 4/15/2026
(b)
1,000,000 910,007
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022 1,198,986 1,203,965
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 830,000 801,988
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 762,556 698,492
United Parcel Service, Inc., 1.42%, 4/1/2023 (3MO LIBOR + 45.0bps)
(a)
2,030,000 2,034,487
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 49,748 47,802
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025 1,019,222 966,173
Vontier Corp., 1.80%, 4/1/2026 1,000,000 890,680
23,095,325
Materials — 1.63%
Berry Global, Inc., 0.95%, 2/15/2024 1,000,000 954,775
Berry Global, Inc., 1.57%, 1/15/2026 1,000,000 910,391
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,774,895
Glencore Funding LLC, 1.63%, 4/27/2026
(b)
1,000,000 905,916
Graphic Packaging International LLC, 1.51%, 4/15/2026
(b)
1,000,000 902,709
Sealed Air Corp., 1.57%, 10/15/2026
(b)
1,000,000 884,342
Silgan Holdings, Inc., 1.40%, 4/1/2026
(b)
1,000,000 895,181
7,228,209
Real Estate — 1.04%
American Tower Corp., 1.60%, 4/15/2026 500,000 454,691
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025
(b)
1,500,000 1,456,686
SBA Tower Trust, 1.63%, 5/15/2051
(b)
1,000,000 923,068
SBA Tower Trust, 1.84%, 10/15/2051
(b)
2,000,000 1,788,566
4,623,011
Technology — 5.42%
Arrow Electronic, Inc., 4.00%, 4/1/2025 1,000,000 1,001,580
Broadcom, Inc., 3.63%, 10/15/2024 2,000,000 2,000,271
Broadcom, Inc., 4.25%, 4/15/2026 80,000 82,924
Dell International LLC/EMC Corp., 5.45%, 6/15/2023
(b)
118,000 120,606
Dell International LLC/EMC Corp., 4.00%, 7/15/2024 2,700,000 2,716,059
DXC Technology Co., 1.80%, 9/15/2026 500,000 447,506
Global Payments, Inc., 1.20%, 3/1/2026 500,000 449,488
HP, Inc., 2.20%, 6/17/2025 1,000,000 951,198
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 903,250
Juniper Networks, Inc., 1.20%, 12/10/2025 500,000 456,055
Kyndryl Holdings, Inc., 2.05%, 10/15/2026
(b)
500,000 436,958
Leidos, Inc., 2.95%, 5/15/2023 1,725,000 1,716,783

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Marvell Technology, Inc., 1.65%, 4/15/2026 $ 500,000 $ 455,751
Microchip Technology, Inc., 2.67%, 9/1/2023 1,000,000 990,880
Microchip Technology, Inc., 0.97%, 2/15/2024 1,000,000 953,760
Microchip Technology, Inc., 0.98%, 9/1/2024
(b)
1,000,000 939,163
Oracle Corp., 1.65%, 3/25/2026 500,000 452,288
Qorvo, Inc., 1.75%, 12/15/2024
(b)
500,000 472,298
Seagate HDD Cayman, 4.88%, 3/1/2024 1,610,000 1,620,047
Seagate HDD Cayman, 4.75%, 1/1/2025 2,622,000 2,605,599
Western Union Co. (The), 2.85%, 1/10/2025 3,000,000 2,913,423
Western Union Co. (The), 1.35%, 3/15/2026 1,000,000 906,760
Wipro IT Services LLC, 1.50%, 6/23/2026
(b)
500,000 449,962
24,042,609
Utilities — 1.84%
AES Corp. (The), 1.38%, 1/15/2026 500,000 448,460
Ameren Corp., 1.95%, 3/15/2027 500,000 457,443
American Electric Power Co., Inc., 2.03%, 3/15/2024 1,000,000 974,135
Enel Finance International NV, 2.65%, 9/10/2024 1,000,000 976,368
Enel Finance International NV, 1.38%, 7/12/2026
(b)
1,000,000 895,818
Eversource Energy, 1.40%, 8/15/2026 500,000 452,061
NextEra Energy Capital Holdings, Inc., 0.82%, 3/1/2023 (SOFR + 54.0bps)
(a)
500,000 499,471
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 914,374
Pacific Gas and Electric Co., 1.70%, 11/15/2023 500,000 485,911
Pinnacle West Capital Corp., 1.30%, 6/15/2025 2,000,000 1,851,515
PPL Electric Utilities Corp., 0.61%, 6/24/2024 (SOFR + 33.0bps)
(a)
200,000 198,834
8,154,390
Total Corporate Bonds and Notes
(Cost $266,608,968) 257,296,566
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 30.72%
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.75%,
12/15/2041 (1MO LIBOR + 20.0bps)
(a),(b)
79,313 79,262
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.60%,
3/15/2042 (1MO LIBOR + 20.0bps)
(a),(b)
2,551,195 2,500,899
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.90%,
9/15/2045 (1MO LIBOR + 35.0bps)
(a),(b)
407,489 403,944
ACC Trust, Series 2021-1, Class B, 1.43%, 7/22/2024
(b)
1,000,000 995,769
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025
(b)
1,000,000 966,472
Access Group, Inc., Series 2013-1, Class A, 0.96%, 2/25/2036 (1MO LIBOR
+ 5.0bps)
(a),(b)
382,152 376,191
American Credit Acceptance Receivables Trust, Series 2018-2, Class D,
4.07%, 7/10/2024
(b)
574,257 576,113
American Credit Acceptance Receivables Trust, Series 2019-2, Class D,
3.41%, 6/12/2025
(b)
1,190,720 1,192,740
American Credit Acceptance Receivables Trust, Series 2020-1, Class D,
2.39%, 3/13/2026
(b)
2,500,000 2,485,292
American Credit Acceptance Receivables Trust, Series 2020-3, Class C,
1.85%, 6/15/2026
(b)
1,000,000 996,322

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
American Credit Acceptance Receivables Trust, Series 2021-2, Class D,
1.34%, 7/13/2027
(b)
$ 2,250,000 $ 2,140,554
American Credit Acceptance Receivables Trust, Series 2021-3, Class D,
1.34%, 11/15/2027
(b)
2,455,000 2,309,695
American Credit Acceptance Receivables Trust, Series 2021-4, Class D,
1.82%, 2/14/2028
(b)
1,250,000 1,189,257
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%,
3/18/2024 300,000 301,392
Amur Equipment Finance Receivables VIII LLC, Series 2020-1A, Class A2,
1.68%, 8/20/2025
(b)
68,256 68,115
Applebee's/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2049
(b)
1,980,000 1,964,823
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033
(b)
698,647 672,011
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, 1.25%,
11/25/2071
(a)
1,817,774 1,800,596
Brazos Student Finance Corp., Series 2009-1, Class AS, 2.72%, 12/27/2039
(3MO LIBOR + 250.0bps)
(a)
112,148 113,460
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%,
7/15/2024
(b)
1,000,000 988,847
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 3/15/2052
(b)
996,667 932,442
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027 1,000,000 946,048
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027 1,125,000 1,045,584
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027 1,000,000 949,398
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028 750,000 697,193
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/2028 1,290,000 1,195,863
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028 500,000 472,969
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025
(b)
380,000 380,767
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/2025
(b)
461,000 460,079
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027 1,000,000 938,192
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/2028 1,000,000 963,535
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%,
12/11/2028
(b)
2,231,000 2,188,197
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026
(b)
1,750,000 1,758,804
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027
(b)
1,000,000 994,209
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(b)
2,500,000 2,360,633
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045
(b)
1,664,500 1,527,222
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045 163,833 150,715
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047
(b)
972,800 898,914
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/2025
(b)
19,892 19,877
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/2026
(b)
861,609 860,864
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class
A, 2.24%, 12/15/2028
(b)
500,000 477,080
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A,
2.55%, 12/17/2029
(b)
1,000,000 1,001,265
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30%, 4/15/2026
(b)
698,359 700,289

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
CPS Auto Receivables Trust, Series 2021-D, Class C, 1.59%, 12/15/2027
(b)
$ 1,000,000 $ 949,744
CPS Auto Receivables Trust, Series 2022-A, Class D, 2.84%, 4/16/2029
(b)
3,000,000 2,783,845
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%,
6/15/2028
(b)
59,892 59,957
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%,
6/15/2029
(b)
1,500,000 1,469,677
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%,
2/15/2030
(b)
1,050,000 1,005,651
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%,
9/16/2030
(b)
500,000 466,963
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 1/20/2026
(b)
625,000 601,262
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026
(b)
500,000 474,995
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/2026
(b)
500,000 493,944
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/2027
(b)
500,000 478,863
Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.70%, 1/21/2031
(b)
432,873 432,802
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038
(b)
1,135,631 1,108,572
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/2024 173,667 174,365
Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/2026 96,010 96,789
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/2026 69,377 69,859
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026 420,000 420,526
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/2027 110,000 109,438
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025
(b)
1,000,000 1,003,363
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 7/15/2025
(b)
500,000 493,820
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026
(b)
500,000 500,114
DT Auto Owner Trust, Series 2021-2A, Class D, 1.50%, 2/16/2027
(b)
4,000,000 3,758,644
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027
(b)
2,000,000 1,845,456
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027
(b)
1,000,000 960,405
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1.47%,
9/25/2068 (1MO LIBOR + 80.0bps)
(a),(b)
360,888 359,684
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 1.35%, 5/25/2039
(a),(b)
409,205 405,151
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/2027
(b)
500,000 478,222
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2024
(b)
500,000 501,195
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%,
9/16/2024
(b)
218,188 220,085
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%,
12/16/2024
(b)
231,378 233,235
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%,
3/17/2025
(b)
1,985,202 1,992,412
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%,
4/15/2026
(b)
70,000 70,979
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%,
11/16/2026 500,000 477,583
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/18/2028
(b)
1,000,000 952,665
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%,
12/15/2025
(b)
1,460,000 1,446,609

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%,
3/15/2027
(b)
$ 500,000 $ 472,787
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(b)
3,000,000 2,801,886
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/2025
(b)
305,000 303,146
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025
(b)
260,000 259,794
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 4/15/2026
(b)
250,000 251,340
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033
(b)
1,272,000 1,167,333
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/2034
(b)
750,000 681,962
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D,
3.27%, 6/16/2025
(b)
750,000 752,755
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D,
2.60%, 1/15/2026
(b)
500,000 492,585
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D,
1.32%, 3/15/2027
(b)
550,000 532,396
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D,
1.92%, 9/15/2027
(b)
1,500,000 1,431,474
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(b)
920,667 834,765
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 3/18/2030
(b)
838,635 782,460
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%,
8/15/2025
(b)
1,000,000 995,665
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%,
11/17/2025 1,500,000 1,490,502
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%,
10/15/2027
(b)
1,500,000 1,429,515
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class
D, 1.91%, 9/16/2027 500,000 487,199
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/2028
(b)
1,000,000 913,357
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052
(b)
38,569 37,249
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053
(b)
86,703 80,567
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056
(b)
263,113 243,211
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/22/2048
(b)
444,656 393,585
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047
(b)
43,588 43,479
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2031
(b)
1,000,000 954,624
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026 1,000,000 960,538
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054
(b)
470,394 431,845
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(b)
474,203 432,787
KnowledgeWorks Foundation, Series 2010-1, Class A, 1.45%, 2/25/2042
(3MO LIBOR + 95.0bps)
(a)
457,015 457,104
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026
(b)
2,000,000 2,013,601
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048
(b)
827,430 748,946
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045
(b)
169,807 167,279
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(b)
2,940,571 2,796,664
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 9/21/2024
(b)
1,000,000 992,076
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052
(b)
183,428 165,319
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(b)
53,114 53,127
Nelnet Student Loan Trust, Series 2012-2A, Class A, 1.47%, 12/26/2033
(a),(b)
368,730 367,236

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 1.28%, 4/20/2062
(a),(b)
$ 437,283 $ 432,301
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/2062
(b)
760,332 705,111
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 1.60%,
2/14/2031
(a),(b)
1,000,000 992,382
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%,
10/15/2024
(b)
1,000,000 975,263
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%,
10/15/2024
(b)
1,180,000 1,144,654
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%,
1/15/2026
(b)
1,000,000 969,073
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%,
2/17/2026
(b)
750,000 721,623
PFS Financing Corp., Series 2019-C, Class B, 2.42%, 10/15/2024
(b)
1,000,000 999,256
PFS Financing Corp., Series 2020-E, Class A, 1.00%, 10/15/2025
(b)
750,000 724,613
PFS Financing Corp., Series 2021-A, Class B, 0.96%, 4/15/2026
(b)
1,000,000 943,782
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%,
9/5/2048
(b)
926,400 915,639
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/2025
(b)
2,000,000 1,932,278
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%,
12/15/2025 70,000 70,617
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%,
9/15/2026 50,000 49,507
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%,
11/16/2026 100,000 97,656
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%,
1/15/2027 250,000 243,868
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%,
1/26/2032
(b)
1,000,000 976,626
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026
(b)
661,654 658,863
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 10/21/2030
(b)
200,000 187,897
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 1.16%,
3/15/2024
(a)
218,365 217,531
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 1.14%,
12/15/2038
(a)
311,546 305,418
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 1.12%,
6/15/2039
(a)
130,352 124,826
SLM Student Loan Trust, Series 2003-14, Class A6, 0.56%, 7/25/2025 81,752 81,641
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%,
2/17/2032
(b)
30,802 30,132
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%,
9/15/2034
(b)
90,778 89,827
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057
(b)
992,655 902,909
Sunrun Vulcan Issuer LLC, Series 2021-A, Class A, 2.46%, 1/30/2052
(b)
1,909,993 1,761,883
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(b)
1,093,880 1,010,059

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%,
8/21/2045
(b)
$ 2,071,549 $ 1,975,803
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046
(b)
903,125 809,112
Towd Point Asset Trust, Series 2021-SL1, Class A2, 1.29%, 11/20/2061
(a),(b)
805,319 799,654
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%,
5/25/2033
(b)
1,000,000 936,063
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%,
1/25/2027
(b)
1,500,000 1,474,328
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/2029
(b)
1,000,000 925,502
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(b)
685,000 645,090
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050
(b)
1,487,482 1,406,063
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051
(b)
969,334 875,114
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%,
2/10/2025
(b)
148,567 148,592
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%,
6/10/2026
(b)
1,000,000 971,953
United Auto Credit Securitization Trust, Series 2022-1, Class D, 2.85%,
6/10/2027
(b)
1,000,000 959,977
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051
(b)
1,183,992 1,045,730
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/2049
(b)
105,513 103,588
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%,
4/15/2025
(b)
100,000 100,128
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%,
6/16/2025
(b)
2,000,000 1,982,673
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%,
2/17/2026
(b)
1,000,000 969,245
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%,
3/15/2027
(b)
1,000,000 968,578
World Financial Network Credit Card Master Trust, Series 2019-B, Class A,
2.49%, 4/15/2026 250,000 250,452
World Financial Network Credit Card Master Trust, Series 2019-C, Class A,
2.21%, 7/15/2026 391,000 391,744
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027 2,000,000 1,872,527
Total Asset Backed Securities
(Cost $141,160,027) 136,236,076
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.21%
Freddie Mac Structured Agency Credit Risk Debit, Series 2022-DNA2, Class
M1A, 1.56%, 2/25/2042
(a),(b)
908,341 901,518
Total Collateralized Mortgage Obligations
(Cost $908,340) 901,518
Principal
Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 4.34%
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 1,039,129 1,036,543

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 $ 248,085 $ 241,023
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 854,332 796,732
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 917,380 826,303
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 778,946 713,748
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 911,678 837,265
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050 1,647,421 1,436,403
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050 1,780,745 1,579,286
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051 848,959 740,135
Fannie Mae, Pool #BR4529, 2.00%, 2/1/2051 903,817 801,653
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 827,983 784,752
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 942,949 862,807
Fannie Mae, Pool #BT9111, 1.85%, 9/1/2051 971,380 917,958
Federal Home Loan Bank, 2.00%, 2/25/2036 1,000,000 830,773
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 967,953 870,833
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 1,140,797 1,046,278
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051 835,430 727,612
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051 1,817,148 1,521,403
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 1,937,621 1,773,541
Freddie Mac, Pool #8C0119, 1.51%, 9/1/2051 951,892 885,533
Total U.S. Government & Agencies
(Cost $21,847,577) 19,230,581
Principal
Amount Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 6.25%
Apidos CLO XX, Series 2015-20A, Class A1RA, 2.14%, 7/16/2031 (3MO
LIBOR + 110.0bps)
(a),(b)
3,000,000 2,988,444
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 1.71%, 5/15/2030
(a),(b)
1,000,000 990,814
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 2.49%, 7/15/2029
(3MO LIBOR + 145.0bps)
(a),(b)
1,000,000 992,473
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 2.44%,
1/15/2035
(a),(b)
1,000,000 991,890
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR,
2.19%, 1/15/2031
(a),(b)
825,000 810,665
Carlyle Global Market Strategies CLO Ltd., Series 2017-1A, Class A1R,
2.03%, 4/20/2031
(a),(b)
1,000,000 996,722
Carlyle Global Market Strategies CLO Ltd., Series 2019-1A, Class A1AR,
2.14%, 4/20/2031
(a),(b)
250,000 248,713
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 2.32%, 1/25/2035
(a),(b)
1,000,000 988,801
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 2.19%, 1/20/2031
(a),(b)
625,000 618,277
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 2.18%,
10/25/2034
(a),(b)
1,000,000 1,001,358
Columbia Cent CLO Ltd., Series 2021-31A, Class X, 2.06%, 4/20/2034
(a),(b)
1,600,000 1,599,352
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ,
2.36%, 4/20/2030 (3MO LIBOR + 130.0bps)
(a),(b)
1,000,000 991,135
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR,
2.04%, 4/20/2035
(a),(b)
1,000,000 993,187

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1,
2.24%, 5/22/2039 (3MO LIBOR + 176.0bps)
(a),(b)
$ 1,879,358 $ 1,846,469
HPS Loan Management Ltd., Series 2010A-16, Class X, 1.96%, 4/20/2034
(a),(b)
809,524 809,177
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 2.26%, 10/20/2034
(a),(b)
1,000,000 991,543
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 2.44%,
10/15/2032
(a),(b)
1,000,000 993,385
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 2.43%,
4/15/2035
(a),(b)
1,000,000 993,561
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 2.20%, 4/22/2031
(3MO LIBOR + 106.0bps)
(a),(b)
3,000,000 2,971,380
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.93%, 10/20/2027
(a),(b)
88,197 88,130
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 2.26%, 10/20/2034
(a),(b)
1,000,000 991,715
OZLM XII Ltd., Series 2015-12A, Class A1R, 1.35%, 4/30/2027 (3MO
LIBOR + 105.0bps)
(a),(b)
48,412 48,385
Rockford Tower CLO Ltd., Series 2019-2A, Class AR, 1.26%, 8/20/2032
(3MO LIBOR + 110.0bps)
(a),(b)
1,000,000 988,903
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 2.59%,
4/15/2030
(a),(b)
2,000,000 1,989,980
Voya CLO Ltd., Series 2016-3A, Class XR, 1.74%, 10/18/2031 (3MO
LIBOR + 70.0bps)
(a),(b)
135,000 135,000
Voya CLO Ltd., Series 2020-3A, Class AR, 2.21%, 10/20/2034 (3MO
LIBOR + 115.0bps)
(a),(b)
675,000 669,748
Total Collateralized Loan Obligations
(Cost $27,855,029) 27,729,207
Total Investments — 99.54%
(Cost $458,379,941) 441,393,948
Other Assets in Excess of Liabilities  —  0.46% 2,051,605
Net Assets — 100.00% $ 443,445,553
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2022 was $258,004,072, representing 58.18% of net assets.
MTN - Medium Term Note

Yorktown Master Allocation Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
Shares Fair Value
INVESTMENT COMPANIES — 96.57%
(a)
Capital Appreciation Funds— 33.88%
Yorktown Capital Appreciation Fund, Institutional Class 185,745 $ 5,026,269
Growth Funds— 32.81%
Yorktown Growth Fund, Institutional Class 306,294 4,867,017
Small Cap Funds— 29.88%
Yorktown Small Cap Fund, Institutional Class 292,320 4,431,571
Total Investment Companies
(Cost $10,794,057) 14,324,857
Total Investments — 96.57%
(Cost $10,794,057) 14,324,857
Other Assets in Excess of Liabilities  —  3.43% 508,668
Net Assets — 100.00% $ 14,833,525
(a) Affiliated issuer.

Yorktown Small Cap Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 98.31%
Communications — 4.13%
TechTarget, Inc.
(a)
26,000 $ 1,750,060
Consumer Discretionary — 12.99%
Buckle, Inc. (The) 11,400 354,084
Dick's Sporting Goods, Inc. 9,000 867,780
Kohl's Corp. 12,200 706,136
Lithia Motors, Inc., Class A 4,700 1,330,711
OneWater Marine, Inc., Class A 8,900 290,941
Sleep Number Corp.
(a)
6,200 251,472
Wingstop, Inc. 12,100 1,110,296
Winnebago Industries, Inc. 11,200 595,616
5,507,036
Consumer Staples — 3.91%
B&G Foods, Inc. 25,900 697,487
BJ's Wholesale Club Holdings, Inc.
(a)
14,900 958,815
1,656,302
Financials — 17.19%
Bank OZK 12,800 491,776
Cowen Group, Inc., Class A 16,000 365,600
First BanCorp. 65,000 884,650
LPL Financial Holdings, Inc. 8,800 1,653,256
Meta Financial Group, Inc. 10,000 436,500
Northfield Bancorp, Inc. 40,100 524,909
PennantPark Investment Corp.
(b)
86,300 638,620
Stifel Financial Corp. 7,700 476,245
United Community Banks, Inc. 29,800 898,172
Wintrust Financial Corp. 10,500 916,860
7,286,588
Health Care — 8.83%
Intellia Therapeutics, Inc.
(a)
14,700 720,741
Repligen Corp.
(a)
7,900 1,242,196
Sinovac Biotech Ltd.
(a)(c)
74,893 484,558
Tenet Healthcare Corp.
(a)
14,500 1,051,395
Twist Bioscience Corp.
(a)
8,500 245,140
3,744,030
Industrials — 17.98%
Alaska Air Group, Inc.
(a)
13,000 707,070
FTI Consulting, Inc.
(a)
4,600 725,466
Knight-Swift Transportation Holdings, Inc. 10,500 502,845
Mueller Industries, Inc. 23,766 1,286,929
Novanta, Inc.
(a)
10,200 1,312,740
NV5 Global, Inc.
(a)
13,400 1,605,320
Safe Bulkers, Inc. 129,500 532,245
Shyft Group, Inc. (The) 14,700 374,409
TriNet Group, Inc.
(a)
6,500 576,550
7,623,574

Yorktown Small Cap Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
Shares Fair Value
Materials — 6.32%
Cleveland-Cliffs, Inc.
(a)
69,000 $ 1,758,810
Huntsman Corp. 27,100 917,877
2,676,687
Real Estate — 4.15%
Matson, Inc. 14,900 1,281,698
Newmark Group, Inc., Class A 39,400 478,710
1,760,408
Technology — 22.81%
Amkor Technology, Inc. 31,300 588,753
AudioCodes Ltd. 39,000 917,670
Jabil, Inc. 12,100 698,533
Kulicke & Soffa Industries, Inc. 10,700 496,587
Lattice Semiconductor Corp.
(a)
19,600 941,584
Magic Software Enterprises Ltd. 34,300 592,361
Morningstar, Inc. 6,500 1,645,995
Perion Network Ltd.
(a)
57,000 1,201,560
Power Integrations, Inc. 11,600 928,000
Rambus, Inc.
(a)
46,400 1,155,824
TTEC Holdings, Inc. 6,800 501,908
9,668,775
Total Common Stocks
(Cost $36,502,928) 41,673,460
Total Investments — 98.31%
(Cost $36,502,928) 41,673,460
Other Assets in Excess of Liabilities  —  1.69% 717,711
Net Assets — 100.00% $ 42,391,171
(a) Non-income producing security.
(b) Business Development Company
(c) Illiquid security. Security is being fair valued in accordance with the Trust's fair valuation policies and represents 1.14% of the Fund's net assets.